BORROWINGS (Significant Borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Aug. 31, 2024	May 31, 2024	Dec. 31, 2022	May 31, 2022	Jul. 31, 2019
Ternium Brasil Bilateral credit lines due October 2027
Disclosure of detailed information about borrowings [line items]
Original principal amount	$ 600		$ 600
Usiminas Bonds Due July 2026
Disclosure of detailed information about borrowings [line items]
Original principal amount	430					$ 750
Usiminas Debentures -8th Emission Due May 2029
Disclosure of detailed information about borrowings [line items]
Original principal amount	113				$ 145
Usiminas Debentures -9th Emission Due December 2032
Disclosure of detailed information about borrowings [line items]
Original principal amount	242			$ 310
Usiminas Debentures -10th Emission Origination Date Of August 2024
Disclosure of detailed information about borrowings [line items]
Original principal amount	$ 287	$ 320